UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001

            Check here if Amendment [ ]: Amendment Number: __________

              This Amendment (Check only one.): [ ] a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Procter & Gamble Company
Address:  One Procter & Gamble Plaza
          Cincinnati, OH 45202

Form 13F file Number: 028-06145

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Gretchen W. Price

Name:  Gretchen W. Price
Title:  Vice President & Treasurer
Phone:  513-983-3772

Signature, Place, and Date of Signing:

GRETCHEN W. PRICE
---------------------------------------
Cincinnati, OH
May 9, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report manager are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $132,029 (thousands)

List of Other Included Managers:  None

                           FORM 13F INFORMATION TABLE


Column 1      Column 2   Column 3    Column 4            Column 5               Column 6     Column 7           Column 8
--------      --------   --------    --------   ----------------------------    --------     --------   -------------------------
                                                                                                            Voting authority
                                                                                                        -------------------------
Name of       Title of   CUSIP       Value      Shrs or     SH/PRN   Put/Call   Investment   Other
Issuer        class                  (x$1000)   prn amt                         discretion   managers   Sole        Shared   None
----------    --------   ---------   --------   ---------   ------   --------   ----------   --------   ---------   ------   ----

Regeneron     Common     75886F107   $125,637   5,662,505   SH                  Sole                    5,662,505
Pharmaceu-
ticals
Inc.


I-Many Inc.   Common     44973Q103   $6,392     561,960     SH                  Sole                    561,960